Cover	Dec. 13, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Entity File Number	1-13274
Entity Registrant Name	VERIS RESIDENTIAL, INC.
Entity Central Index Key	0000924901
Entity Tax Identification Number	22-3305147
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Harborside 3
Entity Address, Address Line Two	210 Hudson St.
Entity Address, Address Line Three	Ste. 400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07311
City Area Code	732
Local Phone Number	590-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	MACK-CALI REALTY CORPORATION
VERIS RESIDENTIAL LP [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Entity File Number	333-57103
Entity Registrant Name	VERIS RESIDENTIAL, L.P.
Entity Central Index Key	0001067063
Entity Tax Identification Number	22-3315804
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Harborside 3
Entity Address, Address Line Two	210 Hudson St.
Entity Address, Address Line Three	Ste. 400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07311
City Area Code	732
Local Phone Number	590-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	MACK-CALI REALTY, L.P.